Derivative Instruments (Details 3) (USD $)	Jun. 30, 2012
Additional disclosure
Cash collateral for derivatives	$ 8,000,000
Interest rate swaps | Derivative instruments not accounted as hedges under GAAP
Additional disclosure
Estimated fair value of derivatives in a net liability position, which includes accrued interest	6,700,000
Cash collateral for derivatives	8,000,000
Termination value	$ 6,700,000